(2) Significant Accounting Policies (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Notes
(2) Significant Accounting Policies

(2)                 Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of SecureAlert, Inc. and its subsidiaries, SecureAlert Monitoring, Inc., Midwest Monitoring & Surveillance, Inc., Court Programs, Inc., Court Programs of Florida, Inc., and International Surveillance Services Corp (collectively, the “Company”).  All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Fair Value of Financial Statements

The carrying amounts reported in the accompanying consolidated financial statements for cash, accounts receivable, accounts payable, accrued liabilities, and other debt obligations approximate fair values because of the immediate or short-term maturities of these financial instruments.  The carrying amounts of the Company’s debt obligations approximate fair value as the interest rates approximate market interest rates.

Concentration of Credit Risk

In the normal course of business, the Company provides credit terms to its customers and requires no collateral. Accordingly, the Company performs ongoing credit evaluations of its customers' financial condition.

Based upon the expected collectability of its accounts receivable, the Company maintains an allowance for doubtful accounts receivable.

One customer accounted for $2,450,984 (12 percent) of total revenues for the fiscal year ended September 30, 2012 and the same customer accounted for $2,265,805 (13 percent) of total revenues for the fiscal year ended September 30, 2011.  No other customer represented more than 10 percent of the Company’s total revenues for the fiscal years ended September 30, 2012 or 2011.

Concentration of credit risk associated with the Company’s total and outstanding accounts receivable as of September 30, 2012 and 2011, respectively, are shown in the table below:

	2012	%	2011	%

Customer A	$ 681,781	24%	$ -	-

Customer B	$ 475,800	17%	$ 347,553	7%

Customer C	$ -	-	$ 1,995,804	39%

Cash Equivalents

The Company has cash in bank accounts that, at times, may exceed federally insured limits.  The Company has not experienced any losses in such accounts.

Cash equivalents consist of investments with original maturities to the Company of three months or less.  The Company had $350,716 and $371,130 of cash deposits in excess of federally insured limits as of September 30, 2012 and 2011, respectively.

Accounts Receivable

Accounts receivable are carried at original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis. Specific reserves are estimated by management based on certain assumptions and variables, including the customer’s financial condition, age of the customer’s receivables and changes in payment histories.  Trade receivables are written off when deemed uncollectible.  Recoveries of trade receivables previously written off are recorded when cash is received.  A trade receivable is considered to be past due if any portion of the receivable balance has not been received by the Company within its normal terms.  Interest income is not recorded on trade receivables that are past due, unless that interest is collected.

Inventory

Inventory is valued at the lower of the cost or market.  Cost is determined using the first-in, first-out (“FIFO”) method.  Market is determined based on the estimated net realizable value, which generally is the item selling price.  Inventory is periodically reviewed in order to identify obsolete or damaged items or impaired values.  The Company impaired its inventory by $359,734 and $268,398 during the fiscal years ended September 30, 2012 and 2011, respectively.

Inventory consists of raw materials that are used in the manufacturing of TrackerPAL® and ReliAlert devices.  Completed TrackerPAL® and ReliAlert devices are reflected in Monitoring Equipment.  As of September 30, 2012 and 2011, respectively, inventory consisted of the following:

	2012	2011
Raw materials	$ 822,566	$ 706,795
Reserve for damaged or obsolete inventory	(192,000)	(127,016)
Total inventory, net of reserves	$ 630,566	$ 579,779

Note Receivable

Notes receivable are carried at the face amount of each note plus respective accrued interest receivable, less received payments.  The Company does not typically carry notes receivable in the course of its regular business, but had entered into an agreement with one of its customers during the fiscal year ended September 30, 2012.  Payments are recorded as they are received and are immediately offset against any outstanding accrued interest before they are applied against the outstanding principal balance on the respective note.  The note requires monthly payments of $15,000 and matures in May 2014.  Additionally, the note does not have a stated interest rate; therefore, the Company imputed interest according to GAAP.  As of September 30, 2012, the outstanding balance of the note, net of note discount, was $268,682 and $1,325 of accrued interest.  As of the date of this report, the Company expects to collect the outstanding amount.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization.  Depreciation and amortization are determined using the straight-line method over the estimated useful lives of the assets, typically three to seven years.  Leasehold improvements are amortized over the shorter of the estimated useful life of the asset or the term of the lease. Expenditures for maintenance and repairs are expensed while renewals and improvements are capitalized.

Property and equipment consisted of the following as of September 30, 2012 and 2011, respectively:

	2012	2011
Equipment, software and tooling	$ 2,409,031	$ 2,390,329
Automobiles	372,339	398,890
Building	-	377,555
Leasehold improvements	134,941	132,820
Furniture and fixtures	323,505	317,630
Total property and equipment before accumulated depreciation	3,239,816	3,617,224
Accumulated depreciation	(2,562,323)	(2,530,591)

Property and equipment, net of accumulated depreciation	$ 677,493	$ 1,086,633

Property and equipment to be disposed of is reported at the lower of the carrying amount or fair value, less the estimated costs to sell and any gains or losses are included in the results of operations. During the fiscal years ended September 30, 2012 and 2011, the Company disposed of net property and equipment of $23,865 and $300,338, respectively.

Depreciation expense for the fiscal years ended September 30, 2012 and 2011 was $373,858 and $421,407, respectively.

Monitoring Equipment

Monitoring equipment as of September 30, 2012 and 2011 is as follows:

	2012	2011
Monitoring equipment	$ 6,504,420	$ 7,070,373
Less: accumulated amortization	(3,179,310)	(3,608,388)
Monitoring equipment, net of accumulated depreciation	$ 3,325,110	$ 3,461,985

The Company began leasing monitoring equipment to agencies for offender tracking in April 2006 under operating lease arrangements.  The monitoring equipment is depreciated using the straight-line method over an estimated useful life of 3 years.

Amortization expense for the fiscal years ended September 30, 2012 and 2011, was $1,387,756 and $1,160,920, respectively.  These expenses were classified as a cost of revenues.

Assets to be disposed of are reported at the lower of the carrying amount or fair value, less the estimated costs to sell.  During the fiscal years ended September 30, 2012 and 2011, the Company disposed and impaired lease monitoring equipment and parts of $1,494,518 and $291,479, respectively. These impairment costs were included in cost of revenues. This equipment will continue to be used.

Impairment of Long-Lived Assets and Goodwill

The Company reviews its long-lived assets for impairment when events or changes in circumstances indicate that the book value of an asset may not be recoverable and in the case of goodwill, at least annually. The Company evaluates whether events and circumstances have occurred which indicate possible impairment as of each balance sheet date. The Company uses an equity method of the related asset or group of assets in measuring whether the assets are recoverable.  If the carrying amount of an asset exceeds its market value, an impairment charge is recognized for the amount by which the carrying amount exceeds the estimated fair value of the asset.  Impairment of long-lived assets is assessed at the lowest levels for which there is an identifiable fair market value that is independent of other groups of assets.  In reviewing historical financial performance and participating in recent discussions in selling Court Programs, Inc. and Midwest Monitoring & Surveillance, Inc., the Company recorded an impairment expense.

The following summarizes the changes in goodwill during the years ended September 30, 2012 and 2011:

	Court Programs, Inc.		Midest Monitoring & Surveillance, Inc.
	2012	2011	2012	2011
Gross carrying amount, beginning of period	$ 2,488,068	$ 2,488,068	$ 3,401,327	$ 1,421,995
Additions	-	-	-	1,979,332
Impairments	(2,488,068)	-	(3,026,327)	-
Gross carrying amount, end o3 period	$ -	$ 2,488,068	$ 375,000	$ 3,401,327

Revenue Recognition

The Company’s revenue has historically been from two sources: (i) monitoring services; and (ii) product sales.

Monitoring Services

Monitoring services include two components: (a) lease contracts in which the Company provides monitoring services and leases devices to distributors or end users and the Company retains ownership of the leased device; and (b) monitoring services purchased by distributors or end users who have previously purchased monitoring devices and opt to use the Company’s monitoring services.

The Company typically leases its devices under one-year contracts with customers that opt to use the Company’s monitoring services.  However, these contracts may be cancelled by either party at anytime with 30 days notice.  Under the Company’s standard leasing contract, the leased device becomes billable on the date of activation or 7 to 21 days from the date the device is assigned to the lessee, and remains billable until the device is returned to the Company.  The Company recognizes revenue on leased devices at the end of each month that monitoring services have been provided.  In those circumstances in which the Company receives payment in advance, the Company records these payments as deferred revenue.

Product Sales

The Company may sell its monitoring devices in certain situations to its customers. In addition, the Company may sell equipment in connection with the building out and setting up a monitoring center on behalf of its customers. The Company recognizes product sales revenue when persuasive evidence of an arrangement with the customer exists, title passes to the customer and the customer cannot return the devices or equipment, prices are fixed or determinable (including sales not being made outside the normal payment terms) and collection is reasonably assured. When purchasing products (such as TrackerPAL® and ReliAlert devices) from the Company, customers may, but are not required to, enter into monitoring service contracts with the Company.  The Company recognizes revenue on monitoring services for customers that have previously purchased devices at the end of each month that monitoring services have been provided.

The Company sells and installs standalone tracking systems that do not require ongoing monitoring by the Company.  The Company has experience in component installation costs and direct labor hours related to this type of sale and can typically reasonably estimate costs, therefore the Company recognizes revenue over the period in which the installation services are performed using the percentage-of-completion method of accounting for material installations.  The Company typically uses labor hours or costs incurred to date as a percentage of the total estimated labor hours or costs to fulfill the contract as the most reliable and meaningful measure that is available for determining a project’s progress toward completion.  The Company evaluates its estimated labor hours and costs and determines the estimated gross profit or loss on each installation for each reporting period.  If it is determined that total cost estimates are likely to exceed revenues, the Company accrues the estimated losses immediately.

Multiple Element Arrangements

The majority of the Company’s revenue transactions do not have multiple elements. However, on occasion, the Company enters into revenue transactions that have multiple elements.  These may include different combinations of products or monitoring services that are included in a single billable rate.  These products or monitoring services are delivered over time as the customer utilizes the Company's services.  For revenue arrangements that have multiple elements, the Company considers whether the delivered devices have standalone value to the customer, there is objective and reliable evidence of the fair value of the undelivered monitoring services, which is generally determined by surveying the price of competitors’ comparable monitoring services, and the customer does not have a general right of return.  Based on these criteria, the Company recognizes revenue from the sale of devices separately from the monitoring services provided to the customer as the products or monitoring services are delivered.

Other Matters

The Company considers an arrangement with payment terms longer than the Company’s normal terms not to be fixed or determinable, and revenue is recognized when the fee becomes due.  Normal payment terms for the sale of monitoring services and products are due upon receipt to 30 days.  The Company sells its devices and services directly to end users and to distributors.  Distributors do not have general rights of return.  Also, distributors have no price protection or stock protection rights with respect to devices sold to them by the Company.  Generally, title and risk of loss pass to the buyer upon delivery of the devices.

The Company estimates its product returns based on historical experience and maintains an allowance for estimated returns, which is recorded as a reduction to accounts receivable and revenue.

Shipping and handling fees charged to customers are included as part of net revenues.  The related freight costs and supplies directly associated with shipping products to customers are included as a component of cost of revenues.

Geographical Information

The Company recognized revenues from international sources from its products and monitoring services.  Revenues are attributed to the geographic areas based on the location of the customers purchasing and leasing the products.  The revenues recognized by geographic area for the fiscal years ended September 30, 2012 and 2011, are as follows:

	Fiscal Years Ended
	September 30,
	2012	2011
United States of America	$ 14,075,140	$ 14,499,613
Latin American Countries	2,450,984	2,533,483
Caribbean Countries and Commonwealths	3,217,651	912,504
Other Foreign Countries	47,717	16,203
Total	$ 19,791,492	$ 17,961,803

The long-lived assets, net of accumulated depreciation and amortization, used in the generation of revenues by geographic area as of September 30, 2012 and 2011, were as follows:

	Net Property and Equipment		Net Monitoring Equipment
	2012	2011	2012	2011
United States of America	$ 677,493	$ 1,082,453	$ 2,328,139	$ 3,352,614
Latin American Countries	-	-	719,171	32,919
Caribbean Countries and Commonwealths	-	4,180	263,782	71,687
Other Foreign Countries	-	-	14,018	4,765
Total	$ 677,493	$ 1,086,633	$ 3,325,110	$ 3,461,985

Research and Development Costs

All expenditures for research and development are charged to expense as incurred. These expenditures in 2012 and 2011 were for the development of SecureAlert’s TrackerPAL® and ReliAlert device and associated services. For the fiscal years ended September 30, 2012 and 2011, research and development expenses were $1,248,654 and $1,453,994, respectively.

Advertising Costs

The Company expenses advertising costs as incurred.  Advertising expense for the fiscal years ended September 30, 2012 and 2011, was $42,148 and $117,568, respectively.

Stock-Based Compensation

The Company recognizes compensation expense for stock-based awards expected to vest on a straight-line basis over the requisite service period of the award based on their grant date fair value.  The Company estimates the fair value of stock options using a Black-Scholes option pricing model which requires management to make estimates for certain assumptions regarding risk-free interest rate, expected life of options, expected volatility of stock and expected dividend yield of stock.

Income Taxes

The Company recognizes deferred income tax assets or liabilities for the expected future tax consequences of events that have been recognized in the financial statements or income tax returns. Deferred income tax assets or liabilities are determined based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates expected to apply when the differences are expected to be settled or realized.  Deferred income tax assets are reviewed periodically for recoverability and valuation allowances are provided as necessary.

Net Loss Per Common Share

Basic net loss per common share ("Basic EPS") is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period.

Diluted net loss per common share ("Diluted EPS") is computed by dividing net loss attributable to common stockholders by the sum of the weighted-average number of common shares outstanding and the weighted-average dilutive common share equivalents outstanding.  The computation of Diluted EPS does not assume exercise or conversion of securities that would have an anti-dilutive effect.

Common share equivalents consist of shares issuable upon the exercise of common stock options and warrants, and shares issuable upon conversion of preferred stock.  As of September 30, 2012 and 2011, there were 565,034,215 and 399,448,202  outstanding common share equivalents, respectively, that were not included in the computation of diluted net loss per common share as their effect would be anti-dilutive.  The common stock equivalents outstanding as of September 30, 2012 and 2011, consisted of the following:

	2012	2011
Conversion of debt and accrued interest and loan origination fees	172,699,722	-
Conversion of Series D Preferred stock	292,578,000	269,070,000
Exercise of outstanding common stock options and warrants	67,356,493	99,178,202
Exercise and conversion of outstanding Series D Preferred stock
warrants	32,400,000	31,200,000
Total common stock equivalents	565,034,215	399,448,202

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies, which are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.